Description of Plan - Additional information (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EBP, Description of Plan [Line Items]
EBP, Participant contribution, pretax, maximum annual compensation to total compensation, percentage	85.00%
EBP, Participant contribution, pretax, maximum annual compensation, amount	$ 350,000	$ 345,000
Employee benefit plan participant contribution post tax maximum annual compensation to total compensation percentage	10.00%
Employee benefit plan IRC compensation amount	$ 350,000
Employee benefit plan participant contribution post tax maximum annual compensation amount	$ 35,000
Employee benefit plan participant contribution tax maximum total compensation percentage	85.00%	85.00%
EBP, Employer contribution, participant compensation matched, percentage	6.00%
EBP, Employer contribution, matching percentage	100.00%
Employee benefit plan vesting conditions	Participants are fully vested in their Employee Account. A participant becomes fully vested in his or her Company Account after three years of service, or, while in service as an employee and either attaining age 65, attaining age 55 with 10 years of service, becoming totally and permanently disabled, or upon death.
EBP, Forfeited nonvested account, decrease from employer contribution.	$ 8,630
EBP, Forfeited nonvested account	305	$ 102
EBP, Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Description	limited to the lesser of 50% of the value of a participant’s vested account balance, or $50,000, reduced by the participant’s highest outstanding loan balance over the previous 12 months.
Employee benefit plan note receivable from participant loan repayment period maximum	90 days
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan employer contribution matching amount	$ 8,000	8,000	$ 8,000	$ 8,000	$ 8,000	$ 8,000	$ 5,850	$ 4,500	$ 3,000
EBP, Investment, interest rate	10.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Investment, interest rate	5.25%
Code Limitation [Member]
EBP, Description of Plan [Line Items]
EBP, Participant contribution, pretax, maximum annual compensation, amount	$ 15,000	15,000
Participants Attained Age 50 [Member]
EBP, Description of Plan [Line Items]
EBP, Participant contribution, pretax, maximum annual compensation, amount	$ 16,500	$ 16,500